AXP(R)
Focus 20
Fund
2001 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
Express(R)
Funds

(icon of) ruler

AXP Focus 20 Fund seeks to provide shareholders with long-term capital growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Zeroing in

No matter how well the stock market as a whole may be doing, there can be vast differences in how individual stocks perform. AXP Focus 20 Fund tries to identify the market's potential leaders, then concentrates its investments in a limited number of them. In doing so, the Fund seeks to provide above-average capital appreciation for growth-oriented investors.

Table of Contents

2001 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                            3
From the Portfolio Manager                                   3
Fund Facts                                                   5
The 10 Largest Holdings                                      6
Making the Most of the Fund                                  7
The Fund's Long-term Performance                             8
Board Members and Officers                                   9
Independent Auditors' Report                                11
Financial Statements                                        12
Notes to Financial Statements                               15
Investments in Securities                                   22

AXP FOCUS 20 FUND

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Doug Guffy
Doug Guffy
Portfolio manager

From the Portfolio Manager

Growth stocks, particularly technology-related issues, were under severe selling pressure during the past several months. Reflecting the unfavorable environment, AXP Focus 20 Fund's Class A shares lost 52.81% (excluding the sales charge) from June 26, 2000 (when shares became publicly available) through March 31, 2001.

The first two months of the period were largely uneventful, and the stock market managed to gain a little ground by summer's end. But in early September, everything began to change. Unnerved by indications that the economy might be slowing down, investors became increasingly concerned that it wouldn't be long before

ANNUAL REPORT - 2001
corporate profits experienced a corresponding slump. Much of investors' anxiety centered on technology stocks, whose generally lofty prices required that their respective companies continue to generate exceptional profit growth.

STEEP SELL-OFF
The ultimate result was a wave of selling that continued almost without interruption through late December. January finally brought some relief in the form of a surprise interest-rate cut by the Federal Reserve, which sparked a strong market rebound led by the technology sector. But it was not to last, as renewed profit concerns again drove stocks down sharply in February and March.

As for the Fund's performance, it followed a pattern similar to that of the technology sector, which comprised the Fund's largest area of investment. Most of those stock choices were related on the development of the global communications network, with a particular focus on building the infrastructure of the Internet and on telecommunications outsource manufacturing. As it turned out, those stocks were extremely hard hit during the market's decline. But if there was a silver lining to the situation, it was that the Fund was often able to pick up shares of companies with excellent long-term promise at unusually low prices.

The next-largest area of investment was health care, including pharmaceuticals and medical devices. On the whole, these stocks held up well during the market's turbulence and provided the Fund with good performance. The rest of the investments were spread across a number of industries, the largest being financial services, including banking, brokerage and insurance. They also provided a positive return.

Although the overall results for the past period were clearly disappointing, I think it's important to keep in mind that the goal of this Fund is to invest in companies that have the ability to be industry and stock market leaders in the years -- not necessarily the months -- ahead. As for what the near term may hold, I expect a gradually improving investment environment as the Federal Reserve's interest-rate cuts start to have a positive effect on the economy and, thus, corporate profits. Substantial volatility will almost surely remain with us, though, so patience will continue to be the watchword.

Doug Guffy

AXP FOCUS 20 FUND

Fund Facts

Class A -- June 26, 2000* - March 31, 2001 (All figures per share)

Net asset value (NAV)
March 31, 2001                                                         $2.35
June 26, 2000*                                                         $4.98
Decrease                                                               $2.63

Distributions -- June 26, 2000* - March 31, 2001
From income                                                            $  --
From long-term capital gains                                           $  --
Total distributions                                                    $  --
Total return**                                                       -52.81%***

Class B -- June 26, 2000* - March 31, 2001 (All figures per share)

Net asset value (NAV)
March 31, 2001                                                         $2.34
June 26, 2000*                                                         $4.99
Decrease                                                               $2.65

Distributions -- June 26, 2000* - March 31, 2001
From income                                                            $  --
From long-term capital gains                                           $  --
Total distributions                                                    $  --
Total return**                                                       -53.11%***

Class C -- June 26, 2000* - March 31, 2001 (All figures per share)

Net asset value (NAV)
March 31, 2001                                                         $2.34
June 26, 2000*                                                         $4.98
Decrease                                                               $2.64

Distributions -- June 26, 2000* - March 31, 2001
From income                                                            $  --
From long-term capital gains                                           $  --
Total distributions                                                    $  --
Total return**                                                       -53.01%***

Class Y -- June 26, 2000* - March 31, 2001
(All figures per share)
Net asset value (NAV)
March 31, 2001                                                         $2.35
June 26, 2000*                                                         $4.98
Decrease                                                               $2.63

Distributions -- June 26, 2000* - March 31, 2001
From income                                                            $  --
From long-term capital gains                                           $  --
Total distributions                                                    $  --
Total return**                                                       -52.81%***

    *  When shares became publicly available.
   ** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
  ***  The total return is not annualized.

ANNUAL REPORT - 2001

The 10 Largest Holdings

                                          Percent                  Value
                                      (of net assets)     (as of March 31, 2001)

Tyco Intl                                  6.86%                $5,619,900
Medtronic                                  6.14                  5,031,399
General Electric                           6.13                  5,023,200
Citigroup                                  6.04                  4,947,800
Guidant                                    4.94                  4,049,100
Fifth Third Bancorp                        4.56                  3,740,625
Pfizer                                     4.50                  3,685,500
VERITAS Software                           3.95                  3,236,800
EMC                                        3.95                  3,234,000
American Intl Group                        3.93                  3,220,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here  make up 51.00% of net assets

AXP FOCUS 20 FUND

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

ANNUAL REPORT - 2001

The Fund's Long-term Performance

$20,000



$15,000


X
$9,425
                      Lipper Large-Cap Growth Index
                                                  X
                                                     X
                                           Russell 1000(R) Growth Index
$5,000
                                                                         4,448  X
                                                                        AXP Focus 20
                                                                        Fund Class A
7/1/2000 7/31/00 8/31/00 9/30/00 10/31/00 11/30/00 12/31/00 1/31/01 2/28/01 3/31/01

Average Annual Total Returns (as of March 31, 2001)

                                                Since inception*
Class A                                             -55.53%
Class B                                             -55.45%
Class C                                             -53.48%
Class Y                                             -52.81%

* Inception date was June 26, 2000.

Assumes: Holding period from 7/1/00 to 3/31/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $0. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compares to two widely cited performance indexes, the Russell 1000(R) Growth Index and the Lipper Large-Cap Growth Index. In comparing AXP Focus 20 Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Russell 1000(R) Growth Index, an unmanaged index, measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000 Index. These companies have higher price-to-book ratios and higher forecasted growth values.

Lipper Large-Cap Growth Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP FOCUS 20 FUND


Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The  following is a list of the Fund's board  members.  Each member  oversees 15
Master Trust portfolios and 65 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

------------------------------- -------------------------- -------------------------------- -------------------------
Name, address, age              Position held with         Principal occupations during     Other directorships
                                Registrant and length of   past five years
                                service
------------------------------- -------------------------- -------------------------------- -------------------------
------------------------------- -------------------------- -------------------------------- -------------------------
H. Brewster Atwater, Jr. 4900   Board member since 1996    Retired chair and chief          Merck & Co., Inc.
49000 IDS Tower                                            executive officer, General       (pharmaceuticals)
Minneapolis, MN 55402                                      Mills, Inc. (consumer foods)
Born in 1931
------------------------------- -------------------------- -------------------------------- -------------------------
------------------------------- -------------------------- -------------------------------- -------------------------
Arne H. Carlson                 Chair of the Board since   Chair, Board Services
901 S. Marquette Ave.           1999                       Corporation (provides
Minneapolis, MN 55402                                      administrative services to
Born in 1934                                               boards) Former Governor of
                                                           Minnesota
------------------------------- -------------------------- -------------------------------- -------------------------
------------------------------- -------------------------- -------------------------------- -------------------------
Lynne V. Cheney                 Board member since 1994    Distinguished Fellow, AEI        The Reader's Digest
American Enterprise Institute                                                               Association Inc.
for Public Policy Research
(AEI) 1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
------------------------------- -------------------------- -------------------------------- -------------------------
------------------------------- -------------------------- -------------------------------- -------------------------
Livio D. DeSimone               Board member since 2001    Retired chair of the board and   Cargill, Incorporated
30 Seventh Street                                          chief executive officer,         (commodity merchants
St. Paul, MN 55101-4901                                    Minnesota Mining and             and processors), Target
Born in 1936                                               Manufacturing (3M)               Corporation (department
                                                                                            stores), General Mills,
                                                                                            Inc. (consumer foods)
                                                                                            and Vulcan Materials
                                                                                            Company (construction
                                                                                            materials/chemicals)
------------------------------- -------------------------- -------------------------------- -------------------------
------------------------------- -------------------------- -------------------------------- -------------------------
Ira D. Hall                     Board member since 2001    Treasurer, Texaco Inc. since
Texaco, Inc.                                               1998. Prior to that, director,
2000 Westchester Avenue                                    International Operations IBM
White Plains, NY 10650                                     Corp.
Born in 1944
------------------------------- -------------------------- -------------------------------- -------------------------
------------------------------- -------------------------- -------------------------------- -------------------------
Heinz F. Hutter                 Board member since 1994    Retired president and chief
P.O. Box 2187                                              operating officer, Cargill,
Minneapolis, MN 55402                                      Incorporated (commodity
Born in 1929                                               merchants and processors)
------------------------------- -------------------------- -------------------------------- -------------------------
------------------------------- -------------------------- -------------------------------- -------------------------
Anne P. Jones                   Board member since 1985    Attorney and                     Motorola, Inc.
5716 Bent Branch Rd.                                       telecommunications consultant    (electronics)
Bethesda, MD 20816
Born in 1935
------------------------------- -------------------------- -------------------------------- -------------------------
------------------------------- -------------------------- -------------------------------- -------------------------
William R. Pearce               Board member since 1980    RII Weyerhaeuser World
2050 One Financial Plaza                                   Timberfund, L.P. (develops
Minneapolis, MN 55402                                      timber resources) - management
Born in 1927                                               committee; Former chair,
                                                           American Express Funds
------------------------------- -------------------------- -------------------------------- -------------------------

ANNUAL REPORT - 2001


------------------------------- -------------------------- -------------------------------- -------------------------
Name, address, age              Position held with         Principal occupations during     Other directorships
                                Registrant and length of   past five years
                                service
------------------------------- -------------------------- -------------------------------- -------------------------
------------------------------- -------------------------- -------------------------------- -------------------------
Alan K. Simpson                 Board member since 1997    Former three-term United         Biogen, Inc.
1201 Sunshine Ave.                                         States Senator for Wyoming       (bio-pharmaceuticals)
Cody, WY 82414
Born in 1931
------------------------------- -------------------------- -------------------------------- -------------------------
------------------------------- -------------------------- -------------------------------- -------------------------
C. Angus Wurtele                Board member since 1994    Retired chair of the board and   The Valspar Corporation
Suite 1700, Foshay Tower                                   chief executive officer, The     (paints), Bemis
Minneapolis, MN 55402                                      Valspar Corporation              Corporation (packaging)
Born in 1934
------------------------------- -------------------------- -------------------------------- -------------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)

------------------------------- -------------------------- -------------------------------- -------------------------
Name, address, age              Position held with         Principal occupations during     Other directorships
                                Registrant and length of   past five years
                                service
------------------------------- -------------------------- -------------------------------- -------------------------
------------------------------- -------------------------- -------------------------------- -------------------------
Peter J. Anderson               Board member since 2000,   Senior vice president -
58600 AXP Financial Center      vice president since 1995  investment operations and
Minneapolis, MN 55474                                      director of AEFC
Born in 1942
------------------------------- -------------------------- -------------------------------- -------------------------
------------------------------- -------------------------- -------------------------------- -------------------------
David R. Hubers                 Board member since 1993    Retired chief executive          Chronimed Inc.
50643 AXP Financial Center                                 officer and director and         (specialty
Minneapolis, MN 55474                                      current chair of the board of    pharmaceutical
Born in 1943                                               AEFC                             distribution) RTW Inc.
                                                                                            (manages workers
                                                                                            compensation programs)
                                                                                            Lawson Software, Inc.
                                                                                            (technology based
                                                                                            business applications)
------------------------------- -------------------------- -------------------------------- -------------------------
------------------------------- -------------------------- -------------------------------- -------------------------
John R. Thomas                  Board member since 1987,   Senior vice president -
50652 AXP Financial Center      president since 1997       information and technology of
Minneapolis, MN 55474                                      AEFC
Born in 1937
------------------------------- -------------------------- -------------------------------- -------------------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr.
Anderson, who is vice president, the Fund's other officers are: Other Officers

------------------------------- -------------------------- -------------------------------- -------------------------
Name, address, age              Position held with         Principal occupations during     Other directorships
                                Registrant and length of   past five years
                                service
------------------------------- -------------------------- -------------------------------- -------------------------
------------------------------- -------------------------- -------------------------------- -------------------------
John M. Knight                  Treasurer since 1999       Vice president - investment
50005 AXP Financial Center                                 accounting of AEFC
Minneapolis, MN 55474
Born in 1952
------------------------------- -------------------------- -------------------------------- -------------------------
------------------------------- -------------------------- -------------------------------- -------------------------
Leslie L. Ogg                   Vice president, general    President of Board Services
901 S. Marquette Ave.           counsel and secretary      Corporation
Minneapolis, MN 55402           since 1978
Born in 1938
------------------------------- -------------------------- -------------------------------- -------------------------
------------------------------- -------------------------- -------------------------------- -------------------------
Frederick C. Quirsfeld          Vice president since 1998  Senior vice president - fixed
53609 AXP Financial Center                                 income and director of AEFC
Minneapolis, MN 55474
Born in 1947
------------------------------- -------------------------- -------------------------------- -------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.


AXP FOCUS 20 FUND

The  financial   statements   contained  in  Post-Effective   Amendment  #42  to
Registration Statement No. 2-89288 filed on or about May 29th, 2001, are incorporated herein by reference.

AXP Focus 20 Fund
70100 AXP Financial Center
Minneapolis, MN 55474

Ticker Symbol
Class A: AFAFX    Class B: AFTBX
Class C: N/A      Class Y: N/A

AMERICAN
EXPRESS (R) (logo)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6003 C (5/01)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.